Income Taxes - Additional Information (Details) - CNY (¥)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	17.00%
Effective tax rate	0.73%	0.38%
PRC Subsidiaries
Income Taxes [Line Items]
Percentage of withholding tax	25.00%
Hong Kong
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	16.50%
China | PRC Subsidiaries
Income Taxes [Line Items]
Uncertain tax positions, interest and penalties	¥ 0		¥ 0
China | PRC Subsidiaries | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2015
China | PRC Subsidiaries | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2019
China | PRC Subsidiaries | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years